Telematics Devices, Improvements, and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Telematics Devices Improvements And Equipment [Abstract]
Depreciation and amortization expense	$ 4,000,000.0	$ 3,300,000
Telematics devices expense	$ 49,200	$ 48,800